Lease liabilities and right-of-use assets - Depreciation of Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation is allocated as detailed below:
Depreciation of right-of-use assets	$ 177,107	$ 364,116	$ 1,216,495
Discontinued operations
Depreciation is allocated as detailed below:
Depreciation of right-of-use assets	79,907	236,137	896,340
General and administrative expenses
Depreciation is allocated as detailed below:
Depreciation of right-of-use assets	$ 97,200	$ 127,979	$ 320,155